Accrued Expenses - Additional Information (Details) - USD ($)		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2021	Dec. 31, 2022	Oct. 01, 2022
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Deferred compensation		$ 111,271	$ 0
Accrued deferred compensation		193,379
Cash paid to settle a portion of deferred compensation balance		$ 457,749
Options issued		268,769
Fair value		$ 296,264
Deferred compensation balance		743,167
Accrued bonus expense		384,750	$ 1,094,582	$ 1,094,582
Issuance of stock options to settle accrued bonus balance	713,536
Fair value of stock options issued to settle accrued bonus balance	$ 786,531
General and Administrative Expense
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Stock-based compensation expense related to deferred compensation balance		10,846
Stock-based compensation expense related to accrued bonus balance		$ 6,531